INTANGIBLE ASSETS - Schedule of Finite and Indefinite Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	$ 255,073	$ 130,811	$ 133,164	$ 98,000
Intangible assets with finite useful lives
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	65,700	11,525
Intangible assets with indefinite useful lives
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	189,373	119,286
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	68,530	10,800	$ 10,800	$ 10,800
Domain names and related websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	120,843	108,486
Customer contracts and customer bases
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	29,445	6,573
Acquired technology and Software
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	22,321	414
Domain names and related websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	7,790	0
Internally developed intangibles
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of intangible assets	$ 6,144	$ 4,538